Operating lease and other commitment (Tables)	9 Months Ended
Sep. 30, 2020
Operating lease right-of-use assets
(amounts in dollars)	Operating lease right-of-use assets
Balances as of January 1, 2020	$135,541
Renewed office lease	144,169
Accumulated amortization	(192,118)
Balances as of September 30, 2020	$87,592

Operating lease liability
(amounts in dollars)	Total

Balances as of January 1, 2020	$147,036
Renewed office lease	144,169
Repayments of lease liability	(207,060)
Other	7,655
Balances as of September 30, 2020	$91,800
Lease liability due within one year	$91,800
Lease liability long term	$-